Consolidated Statements of Shareholders’ Equity (Deficit) - USD ($)	Allocation Shares	Preferred Shares	Goedeker Subscription Receivable	Common Shares	Additional Paid-In Capital	Accumulated Deficit	Non-Controlling Interest	Total
Balance at Dec. 31, 2019	$ 1,000			$ 3,165	$ 442,014	$ (4,402,043)	$ (42,930)	$ (3,998,794)
Balance (in Shares) at Dec. 31, 2019				3,165,625
Common shares issued in connection with acquisition				$ 415	1,037,085			1,037,500
Common shares issued in connection with acquisition (in Shares)				415,000
Common shares issued for service				$ 100	244,900			245,000
Common shares issued for service (in Shares)				100,000
Common shares issued upon partial conversion of convertible note payable				$ 150	374,850			375,000
Common shares issued upon partial conversion of convertible note payable (in Shares)				150,000
Warrants issued in connection with convertible note payable					448,211		118,500	566,711
Fair value of stock options					191,386			191,386
Common shares issued in connection with Kyle’s acquisition				$ 700	3,674,300			3,675,000
Common shares issued in connection with Kyle’s acquisition (in Shares)				700,000
Issuance of warrants for services					87,550			87,550
Common shares issued upon warrant exercise				$ 230	62,270			62,500
Common shares issued upon warrant exercise (in Shares)				230,000
Common shares issued upon option exercise				$ 78	149,922			150,000
Common shares issued upon option exercise (in Shares)				77,500
Purchase of common shares from seller shares, cancellation of common shares held in treasury and common share dividend to non-controlling interest				$ (394)	(693,314)	(57,442)		(751,150)
Purchase of common shares from seller shares, cancellation of common shares held in treasury and common share dividend to non-controlling interest (in Shares)				(394,112)
Issuance of preferred shares, net of fees		$ 2,794,477			5,001,317	(2,874,478)		4,921,316
Issuance of preferred shares, net of fees (in Shares)		2,633,278
Dividend on disposition of Goedeker			(2,000,000)		5,985,000	3,262,592	(359,078)	6,888,514
Accrued preferred shares dividends payable		176,950				(176,950)
Net loss						(9,608,652)	(595,731)	(10,204,383)
Balance at Dec. 31, 2020	1,000	$ 2,971,427	(2,000,000)	$ 4,444	17,005,491	(13,856,973)	(879,239)	3,246,150
Balance (in Shares) at Dec. 31, 2020		2,633,278		4,444,013
Issuance of preferred shares, net of fees		$ 1,527,086			3,000,000	(1,527,086)		3,000,000
Issuance of preferred shares, net of fees (in Shares)		1,818,182
Debt discount on $0.01 Warrant Feature					402,781			402,781
Debt discount on $2.50 Warrant Feature					553,745			553,745
Debt discounts on convertible promissory notes							1,146,804	1,146,804
Accrued preferred shares dividends payable		(48,630)				(984,176)		(1,032,806)
Accrued common share dividend						(242,160)		(242,160)
Issuance of common adjustment shares				$ 399	757,393			757,792
Issuance of common adjustment shares (in Shares)				398,838
Redemption of preferred shares		$ (2,794,479)						(2,794,479)
Redemption of preferred shares (in Shares)		(2,633,278)
Net loss						(3,304,562)	(176,190)	(3,480,752)
Balance at Dec. 31, 2021	$ 1,000	$ 1,655,404	$ (2,000,000)	$ 4,843	$ 21,719,410	$ (19,914,957)	$ 91,375	$ 1,557,075
Balance (in Shares) at Dec. 31, 2021		1,818,182		4,842,851